COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Lease period	5 years
Monthly rental expenses	$ 144
Rent expense	2,758	$ 2,828	$ 3,155
Maximum possible litigation amount	$ 32